Note 2 - Significant Accounting Policies (Details Textual) $ in Thousands	Apr. 01, 2014 $ / T	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Allowance for Doubtful Accounts Receivable | $		$ 0	$ 0
Vessels [Member]
Salvage Value Per Lightweight Ton | $ / T	300
Property, Plant and Equipment, Useful Life	25 years